Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 2,522	$ 1,947
Gross unrealized gains	713	390
Gross unrealized losses	73	173
Fair value	3,162	2,164
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,522	1,947
Gross unrealized gains	713	390
Gross unrealized losses	73	173
Fair value	$ 3,162	$ 2,164